STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 90.9%
Capital Goods - 11.5%
AerCap Holdings NV	2,692	[a]	156,997
Armstrong World Industries Inc.	2,973		203,918
Construction Partners Inc., Cl. A	18,165	[a]	484,824
Curtiss-Wright Corp.	1,429		238,629
Energy Recovery Inc.	7,898	[a]	161,830
Fluor Corp.	7,366	[a]	255,306
Mercury Systems Inc.	6,090	[a]	272,467
SiteOne Landscape Supply Inc.	1,664	[a]	195,221
The AZEK Company	3,604	[a,b]	73,233
			2,042,425
Commercial & Professional Services - 2.9%
CACI International Inc., Cl. A	1,529	[a]	459,602
Li-Cycle Holdings Corp.	12,743	[a,b]	60,657
			520,259
Consumer Durables & Apparel - 1.8%
Peloton Interactive Inc., Cl. A	27,744	[a]	220,287
Topgolf Callaway Brands Corp.	5,380	[a]	106,255
			326,542
Consumer Services - 4.7%
European Wax Center Inc., Cl. A	8,224	[a]	102,389
Genius Sports Ltd.	25,307	[a]	90,346
Planet Fitness Inc., Cl. A	8,127	[a]	640,408
			833,143
Diversified Financials - .1%
MarketWise Inc.	13,599	[a]	22,846
Energy - 8.4%
Cactus Inc., Cl. A	11,919		599,049
EQT Corp.	16,891		571,423
PBF Energy Inc., Cl. A	7,600		309,928
			1,480,400
Food & Staples Retailing - 2.8%
Grocery Outlet Holding Corp.	16,791	[a]	490,129
Food, Beverage & Tobacco - 2.1%
Freshpet Inc.	6,884	[a]	363,269
Health Care Equipment & Services - 12.6%
1Life Healthcare Inc.	16,161	[a]	270,050
AtriCure Inc.	4,469	[a]	198,334
Evolent Health Inc., Cl. A	10,629	[a]	298,462
Figs Inc., Cl. A	15,002	[a,b]	100,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 90.9% (continued)
Health Care Equipment & Services - 12.6% (continued)
Inspire Medical Systems Inc.	722	[a]	181,857
iRhythm Technologies Inc.	1,452	[a]	136,009
Outset Medical Inc.	8,884	[a]	229,385
Privia Health Group Inc.	17,065	[a]	387,546
R1 RCM Inc.	7,316	[a]	80,110
TransMedics Group Inc.	5,479	[a]	338,164
			2,220,880
Household & Personal Products - 2.1%
Inter Parfums Inc.	3,774		364,267
Insurance - 1.3%
BRP Group Inc., Cl. A	5,494	[a]	138,119
Palomar Holdings Inc.	2,121	[a]	95,784
			233,903
Materials - 1.1%
Constellium SE	16,377	[a]	193,740
Media & Entertainment - 1.9%
Eventbrite Inc., Cl. A	15,326	[a]	89,810
Manchester United PLC, Cl. A	10,278	[a,b]	239,786
			329,596
Pharmaceuticals Biotechnology & Life Sciences - 15.1%
10X Genomics Inc., CI. A	1,444	[a]	52,619
Ascendis Pharma A/S, ADR	1,049	[a,b]	128,114
Beam Therapeutics Inc.	1,954	[a,b]	76,421
Crinetics Pharmaceuticals Inc.	8,731	[a]	159,777
Cytokinetics Inc.	2,953	[a]	135,306
Denali Therapeutics Inc.	5,445	[a]	151,425
Insmed Inc.	5,121	[a]	102,318
Karuna Therapeutics Inc.	804	[a]	157,986
Keros Therapeutics Inc.	775	[a]	37,216
Kymera Therapeutics Inc.	6,492	[a]	162,040
MeiraGTx Holdings PLC	3,653	[a]	23,818
NanoString Technologies Inc.	6,646	[a]	52,969
Pacific Biosciences of California Inc.	5,067	[a,b]	41,448
PTC Therapeutics Inc.	5,086	[a]	194,133
Sarepta Therapeutics Inc.	3,975	[a]	515,081
Twist Bioscience Corp.	4,012	[a]	95,526
Ultragenyx Pharmaceutical Inc.	1,765	[a]	81,772
uniQure NV	3,430	[a]	77,758
Xenon Pharmaceuticals Inc.	10,880	[a]	428,998
			2,674,725
Real Estate - .6%
Physicians Realty Trust	7,003	[c]	101,333
Retailing - 6.7%
Farfetch Ltd., Cl. A	35,833	[a]	169,490

Description	Shares		Value ($)
Common Stocks - 90.9% (continued)
Retailing - 6.7% (continued)
National Vision Holdings Inc.	8,842	[a]	342,716
Ollie's Bargain Outlet Holdings Inc.	9,447	[a]	442,498
Warby Parker Inc., Cl. A	17,189	[a,b]	231,880
			1,186,584
Semiconductors & Semiconductor Equipment - 2.6%
Power Integrations Inc.	3,691		264,719
Semtech Corp.	5,798	[a]	166,345
SkyWater Technology Inc.	5,074	[a]	36,076
			467,140
Software & Services - 7.2%
AvidXchange Holdings Inc.	16,456	[a]	163,573
DigitalOcean Holdings Inc.	4,762	[a,b]	121,288
DoubleVerify Holdings Inc.	6,199	[a]	136,130
Everbridge Inc.	2,799	[a]	82,794
Flywire Corp.	762	[a]	18,646
HubSpot Inc.	1,253	[a]	362,280
JFrog Ltd.	4,633	[a]	98,822
nCino Inc.	2,203	[a]	58,247
Twilio Inc., Cl. A	4,756	[a]	232,854
			1,274,634
Technology Hardware & Equipment - 4.9%
Calix Inc.	9,113	[a]	623,603
Lumentum Holdings Inc.	3,236	[a]	168,822
nLight Inc.	6,978	[a]	70,757
			863,182
Telecommunication Services - .5%
Bandwidth Inc., Cl. A	3,869	[a]	88,793
Total Common Stocks (cost $16,187,251)			16,077,790

Private Equity - .6%
Diversified Financials - .2%
Fundbox	6,555	[a,d]	24,712
Pharmaceuticals Biotechnology & Life Sciences - .1%
Aspen Neuroscience	12,167	[a,d]	24,577
Real Estate - .1%
Roofstock	2,188	[a,d]	24,396
Software & Services - .2%
Locus Robotics	679	[a,d]	25,435
Total Private Equity (cost $221,551)			99,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 8.5%
Registered Investment Companies - 8.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,509,929)	4.37	1,509,929	[e]	1,509,929

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $406,297)	4.37	406,297	[e]	406,297
Total Investments (cost $18,325,028)		102.3%		18,093,136
Liabilities, Less Cash and Receivables		(2.3%)		(411,935)
Net Assets		100.0%		17,681,201

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2022, the value of the fund’s securities on loan was $765,575 and the value of the collateral was $782,072, consisting of cash collateral of $406,297 and U.S. Government & Agency securities valued at $375,775. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at December 31, 2022. These securities were valued at $99,120 or .6% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	16,077,790	-	-	16,077,790
Equity Securities - Private Equity	-	-	99,120	99,120
Investment Companies	1,916,226	-	-	1,916,226

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2022, accumulated net unrealized depreciation on investments was $231,892, consisting of $2,598,493 gross unrealized appreciation and $2,830,385 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.